Prepayments and other current assets (Details) ¥ in Thousands, $ in Thousands		Sep. 30, 2016 CNY (¥)	Sep. 30, 2016 USD ($)	Dec. 31, 2015 CNY (¥)
Rebate	[1]	¥ 52,867		¥ 72,940
Deposits	[2]	6,815		5,354
Prepayment to agent for share repurchase program		0		5,521
Value-added tax (“VAT”) recoverable		3,238		12,467
Employee advances	[3]	2,068		2,104
Prepaid expenses		5,413		4,131
Receivable from third-party payment processing agencies	[4]	2,315		645
Others		7,194		8,960
Prepayment and other current assets		¥ 79,910	$ 11,983	¥ 112,122

[1]	Rebate represents consideration earned and receivable from suppliers upon reaching minimum purchase thresholds for a specified period. The rebates can be used to offset future purchase price with the same supplier.
[2]	Deposits represent rental deposits and deposits paid to third-party vendors.
[3]	Employee advances represent cash advanced to online store managers for store daily operation, such as online store promotion activities.
[4]	Receivables from third-party payment processing agencies represent cash that were received from customers but held by the processing agencies.